JPMorgan Corporate Bond Research Enhanced ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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submitted for the general information of the shareholders of the Fund.
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unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for
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solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.5%
Aerospace & Defense — 2.9%
Boeing Co. (The)
4.88%, 5/1/2025	189,000	187,247
5.04%, 5/1/2027	120,000	118,836
3.60%, 5/1/2034	159,000	128,083
5.71%, 5/1/2040	105,000	100,051
3.75%, 2/1/2050	30,000	21,042
L3Harris Technologies, Inc. 4.40%, 6/15/2028	174,000	168,183
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	83,485
4.03%, 10/15/2047	41,000	34,771
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	23,327
Raytheon Technologies Corp.
3.50%, 3/15/2027	63,000	59,242
3.13%, 5/4/2027	146,000	136,807
4.45%, 11/16/2038	107,000	98,091
3.75%, 11/1/2046	88,000	69,912
		1,229,077
Air Freight & Logistics — 0.5%
FedEx Corp.
2.40%, 5/15/2031	60,000	48,986
3.25%, 5/15/2041	110,000	79,753
4.05%, 2/15/2048	90,000	68,936
		197,675
Auto Components — 0.3%
Lear Corp. 3.80%, 9/15/2027	140,000	130,814
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	273,000	276,572
Banks — 16.4%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (a)	480,000	467,264
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (a)	30,000	28,227
(SOFR + 1.15%), 1.32%, 6/19/2026 (a)	60,000	54,137
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (a)	154,000	145,259
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (a)	146,000	137,380
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (a)	210,000	191,489
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (a)	237,000	194,980
(SOFR + 1.32%), 2.69%, 4/22/2032 (a)	183,000	148,255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (a)	53,000	40,134
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (a)	59,000	51,601
(SOFR + 1.93%), 2.68%, 6/19/2041 (a)	50,000	34,880
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (a)	50,000	39,643
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (a)	78,000	64,122
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (a)	330,000	324,522
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (a)	428,000	413,887

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.37%), 4.14%, 5/24/2025 (a)	100,000	98,144
(SOFR + 2.84%), 3.11%, 4/8/2026 (a)	78,000	73,985
3.20%, 10/21/2026	188,000	175,558
(SOFR + 1.15%), 2.67%, 1/29/2031 (a)	107,000	88,819
(SOFR + 3.91%), 4.41%, 3/31/2031 (a)	156,000	145,003
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (a)	87,000	72,752
4.65%, 7/23/2048	78,000	70,247
Citizens Financial Group, Inc. 3.25%, 4/30/2030	67,000	58,944
HSBC Holdings plc (United Kingdom)
(SOFR + 1.51%), 4.18%, 12/9/2025 (a)	253,000	243,699
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (a)	200,000	174,837
(SOFR + 2.87%), 5.40%, 8/11/2033 (a)	271,000	253,731
6.10%, 1/14/2042	75,000	77,292
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.79%, 7/18/2025 (a)	200,000	197,914
3.68%, 2/22/2027	31,000	29,208
3.96%, 3/2/2028	233,000	219,658
3.74%, 3/7/2029	289,000	266,873
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (a)	228,000	195,198
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (a)	266,000	239,457
PNC Financial Services Group, Inc. (The) 2.60%, 7/23/2026	152,000	141,139
Santander UK Group Holdings plc (United Kingdom) (SOFR + 1.22%), 2.47%, 1/11/2028 (a)	200,000	170,259
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.93%, 9/17/2041	250,000	168,884
Toronto-Dominion Bank (The) (Canada) 2.45%, 1/12/2032	200,000	162,406
Truist Financial Corp. 1.13%, 8/3/2027	90,000	75,998
Wells Fargo & Co.
(SOFR + 2.00%), 2.19%, 4/30/2026 (a)	53,000	49,364
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (a)	349,000	323,836
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (a)	323,000	277,771
5.38%, 11/2/2043	96,000	91,395
3.90%, 5/1/2045	117,000	94,423
4.75%, 12/7/2046	68,000	58,424
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (a)	50,000	45,481
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (a)	160,000	146,086
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (a)	107,000	91,287
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (a)	53,000	39,084
2.96%, 11/16/2040	71,000	46,514
		6,999,450
Beverages — 2.8%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	51,000	49,489
4.70%, 2/1/2036	77,000	73,881
4.90%, 2/1/2046	160,000	149,677
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	49,000	47,431

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
4.90%, 1/23/2031	34,000	34,390
4.60%, 4/15/2048	120,000	109,022
4.44%, 10/6/2048	39,000	34,249
5.80%, 1/23/2059	55,000	58,296
Coca-Cola Co. (The)
1.75%, 9/6/2024	217,000	208,135
2.88%, 5/5/2041	78,000	60,764
2.60%, 6/1/2050	55,000	37,800
2.75%, 6/1/2060	59,000	40,082
Constellation Brands, Inc. 3.15%, 8/1/2029	66,000	58,504
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	20,000	15,278
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	24,119
PepsiCo, Inc.
2.75%, 3/19/2030	30,000	26,666
3.50%, 3/19/2040	66,000	55,880
2.75%, 10/21/2051	185,000	132,758
		1,216,421
Biotechnology — 2.3%
AbbVie, Inc.
3.60%, 5/14/2025	68,000	66,143
2.95%, 11/21/2026	122,000	114,225
4.25%, 11/14/2028	192,000	187,197
4.05%, 11/21/2039	161,000	140,658
4.70%, 5/14/2045	68,000	62,670
Amgen, Inc.
2.20%, 2/21/2027	68,000	61,797
2.45%, 2/21/2030	63,000	53,776
3.15%, 2/21/2040	40,000	30,754
4.40%, 5/1/2045	20,000	17,285
3.38%, 2/21/2050	20,000	14,579
4.40%, 2/22/2062	138,000	113,018
Biogen, Inc. 3.15%, 5/1/2050	80,000	54,937
Gilead Sciences, Inc. 4.15%, 3/1/2047	47,000	39,636
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	10,000	7,857
		964,532
Building Products — 0.0% ^
Carrier Global Corp. 3.58%, 4/5/2050	20,000	14,671
Capital Markets — 6.9%
Charles Schwab Corp. (The) 1.95%, 12/1/2031	146,000	115,578
CME Group, Inc. 3.00%, 3/15/2025	109,000	105,471
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250,000	242,585
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	242,000	239,212
3.50%, 4/1/2025	130,000	125,799
3.85%, 1/26/2027	91,000	87,442
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (a)	402,000	377,663
3.80%, 3/15/2030	226,000	205,413

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.25%), 2.38%, 7/21/2032 (a)	53,000	41,864
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (a)	111,000	93,608
Intercontinental Exchange, Inc. 5.20%, 6/15/2062	159,000	155,551
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (a)	128,000	119,064
3.63%, 1/20/2027	188,000	178,643
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (a)	305,000	280,857
(SOFR + 1.14%), 2.70%, 1/22/2031 (a)	117,000	98,042
(SOFR + 3.12%), 3.62%, 4/1/2031 (a)	190,000	169,320
(SOFR + 1.36%), 2.48%, 9/16/2036 (a)	70,000	52,040
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (a)	96,000	81,733
4.30%, 1/27/2045	29,000	24,975
(SOFR + 1.43%), 2.80%, 1/25/2052 (a)	50,000	32,264
S&P Global, Inc. 3.70%, 3/1/2052 (b)	146,000	117,402
		2,944,526
Chemicals — 3.2%
Albemarle Corp.
4.65%, 6/1/2027	100,000	98,023
5.05%, 6/1/2032	100,000	96,105
Celanese US Holdings LLC
6.05%, 3/15/2025	136,000	135,317
6.33%, 7/15/2029	70,000	67,261
6.38%, 7/15/2032	119,000	113,282
DuPont de Nemours, Inc. 5.42%, 11/15/2048	93,000	90,218
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	100,000	93,736
5.00%, 9/26/2048	30,000	25,840
LYB International Finance III LLC
3.38%, 10/1/2040	110,000	79,802
3.63%, 4/1/2051	86,000	58,715
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	200,000	204,543
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	76,000	71,337
2.95%, 8/15/2029	254,000	223,258
		1,357,437
Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	66,000	62,013
Construction & Engineering — 0.3%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	41,561
2.35%, 1/15/2032	120,000	92,385
		133,946
Construction Materials — 0.3%
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	168,000	116,218

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	300,000	303,078
3.85%, 10/29/2041	165,000	121,038
American Express Co. (SOFR + 2.26%), 4.99%, 5/26/2033 (a)	155,000	149,413
Capital One Financial Corp. 3.30%, 10/30/2024	282,000	273,036
		846,565
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	362,000	349,369
Corebridge Financial, Inc. 4.40%, 4/5/2052 (b)	210,000	168,792
Equitable Holdings, Inc. 4.35%, 4/20/2028	70,000	66,575
Shell International Finance BV (Netherlands)
4.13%, 5/11/2035	86,000	80,790
4.38%, 5/11/2045	43,000	38,611
4.00%, 5/10/2046	29,000	24,492
		728,629
Diversified Telecommunication Services — 1.2%
AT&T, Inc.
3.50%, 9/15/2053	155,000	109,448
3.55%, 9/15/2055	193,000	135,372
3.65%, 9/15/2059	30,000	20,838
Verizon Communications, Inc. 3.40%, 3/22/2041	298,000	228,738
		494,396
Electric Utilities — 4.3%
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	80,000	57,074
2.90%, 6/15/2050	76,000	51,128
Commonwealth Edison Co. 3.00%, 3/1/2050	76,000	52,809
Duke Energy Corp.
3.75%, 4/15/2024	70,000	68,920
2.65%, 9/1/2026	118,000	109,728
3.75%, 9/1/2046	106,000	79,100
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	13,896
2.75%, 4/1/2050	20,000	12,822
Emera US Finance LP (Canada) 4.75%, 6/15/2046	135,000	106,916
Entergy Louisiana LLC 4.00%, 3/15/2033	327,000	297,384
Evergy, Inc.
2.45%, 9/15/2024	127,000	120,455
2.90%, 9/15/2029	102,000	88,051
Exelon Corp. 4.45%, 4/15/2046	20,000	17,085
Florida Power & Light Co.
3.95%, 3/1/2048	30,000	25,177
3.15%, 10/1/2049	88,000	64,564
Fortis, Inc. (Canada) 3.06%, 10/4/2026	148,000	137,821
Pacific Gas and Electric Co.
4.50%, 7/1/2040	116,000	92,522

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.30%, 8/1/2040	64,000	44,642
4.95%, 7/1/2050	30,000	24,017
3.50%, 8/1/2050	102,000	66,138
PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	13,664
Southern California Edison Co.
2.25%, 6/1/2030	10,000	8,318
Series 13-A, 3.90%, 3/15/2043	6,000	4,594
Series C, 3.60%, 2/1/2045	111,000	80,817
4.00%, 4/1/2047	98,000	76,947
3.65%, 2/1/2050	14,000	10,446
Southern Co. (The) Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (a)	50,000	40,108
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	16,182
Series A, 3.50%, 3/15/2027	43,000	40,886
4.60%, 12/1/2048	30,000	26,332
		1,848,543
Electronic Equipment, Instruments & Components — 0.3%
Teledyne Technologies, Inc. 2.75%, 4/1/2031	130,000	107,114
Entertainment — 1.8%
Electronic Arts, Inc. 1.85%, 2/15/2031	241,000	193,299
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	50,000	48,670
Walt Disney Co. (The)
2.65%, 1/13/2031	254,000	218,549
3.50%, 5/13/2040	274,000	225,351
Warnermedia Holdings, Inc. 5.39%, 3/15/2062 (b)	79,000	61,129
		746,998
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	102,000	86,246
2.00%, 5/18/2032	136,000	103,698
3.00%, 5/18/2051	102,000	65,640
Boston Properties LP
4.50%, 12/1/2028	39,000	36,318
3.25%, 1/30/2031	120,000	100,306
Brixmor Operating Partnership LP 4.05%, 7/1/2030	270,000	235,962
Camden Property Trust 2.80%, 5/15/2030	260,000	223,421
Equinix, Inc. 3.20%, 11/18/2029	140,000	122,752
Healthpeak Properties, Inc. 2.88%, 1/15/2031	136,000	115,099
Simon Property Group LP 2.45%, 9/13/2029	78,000	65,575
UDR, Inc. 3.00%, 8/15/2031	20,000	16,537
Ventas Realty LP 2.50%, 9/1/2031	59,000	46,461
		1,218,015
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. 1.38%, 6/20/2027	140,000	123,982
Sysco Corp. 3.30%, 7/15/2026	40,000	37,940

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food & Staples Retailing — continued
Walmart, Inc.
2.85%, 7/8/2024	50,000	48,748
1.80%, 9/22/2031	422,000	348,471
4.05%, 6/29/2048	47,000	42,529
		601,670
Food Products — 1.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	49,815
Kraft Heinz Foods Co.
3.00%, 6/1/2026	421,000	396,301
5.50%, 6/1/2050	99,000	97,657
		543,773
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 4.90%, 11/30/2046	200,000	200,709
Becton Dickinson and Co.
4.69%, 12/15/2044	73,000	66,926
4.67%, 6/6/2047	49,000	44,081
DH Europe Finance II Sarl
2.60%, 11/15/2029	30,000	26,471
3.40%, 11/15/2049	62,000	47,294
Medtronic, Inc. 4.38%, 3/15/2035	68,000	65,519
		451,000
Health Care Providers & Services — 3.6%
Aetna, Inc. 3.88%, 8/15/2047	70,000	54,328
Cigna Corp.
4.80%, 8/15/2038	86,000	81,140
3.40%, 3/15/2051	60,000	43,729
CVS Health Corp.
2.70%, 8/21/2040	112,000	78,820
5.05%, 3/25/2048	66,000	61,291
HCA, Inc.
5.00%, 3/15/2024	401,000	399,387
4.13%, 6/15/2029	90,000	82,247
3.50%, 7/15/2051	119,000	80,425
4.63%, 3/15/2052 (b)	50,000	40,314
UnitedHealth Group, Inc.
3.75%, 7/15/2025	237,000	232,700
3.50%, 8/15/2039	175,000	144,874
2.75%, 5/15/2040	211,000	156,629
4.63%, 11/15/2041	55,000	51,107
3.25%, 5/15/2051	60,000	44,029
		1,551,020
Hotels, Restaurants & Leisure — 0.6%
Expedia Group, Inc. 3.25%, 2/15/2030	70,000	59,855
McDonald's Corp. 2.13%, 3/1/2030	71,000	60,254

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.
4.50%, 11/15/2048	75,000	66,147
3.50%, 11/15/2050	102,000	76,433
		262,689
Household Durables — 0.2%
Lennar Corp. 4.75%, 11/29/2027	75,000	71,793
Industrial Conglomerates — 0.4%
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	48,603
General Electric Co. 6.75%, 3/15/2032	122,000	138,438
		187,041
Insurance — 2.3%
Aflac, Inc. 3.60%, 4/1/2030	110,000	101,496
American International Group, Inc.
2.50%, 6/30/2025	40,000	37,769
3.90%, 4/1/2026	14,000	13,603
Arch Capital Group Ltd. 3.64%, 6/30/2050	170,000	118,650
Berkshire Hathaway Finance Corp.
2.30%, 3/15/2027	55,000	51,194
4.20%, 8/15/2048	95,000	85,379
4.25%, 1/15/2049	20,000	17,905
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	469,000	462,636
Progressive Corp. (The) 4.13%, 4/15/2047	120,000	100,572
		989,204
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.
1.00%, 5/12/2026	53,000	47,243
3.88%, 8/22/2037	252,000	227,009
		274,252
IT Services — 1.4%
Global Payments, Inc.
2.65%, 2/15/2025	274,000	257,228
3.20%, 8/15/2029	146,000	124,754
4.15%, 8/15/2049	112,000	80,381
VeriSign, Inc. 2.70%, 6/15/2031	164,000	134,419
		596,782
Leisure Products — 0.3%
Hasbro, Inc. 3.90%, 11/19/2029	122,000	110,028
Life Sciences Tools & Services — 0.7%
Danaher Corp. 2.60%, 10/1/2050	101,000	66,589
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	59,000	55,205
2.80%, 10/15/2041	189,000	142,240
4.10%, 8/15/2047	23,000	20,291
		284,325

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — 0.4%
Otis Worldwide Corp.
2.06%, 4/5/2025	40,000	37,473
2.57%, 2/15/2030	40,000	34,085
3.36%, 2/15/2050	167,000	119,556
		191,114
Media — 4.9%
Charter Communications Operating LLC
4.91%, 7/23/2025	270,000	265,759
2.80%, 4/1/2031	102,000	80,709
3.50%, 3/1/2042	177,000	119,940
5.38%, 5/1/2047	30,000	24,819
4.80%, 3/1/2050	108,000	81,032
5.50%, 4/1/2063	50,000	40,062
Comcast Corp.
3.70%, 4/15/2024	183,000	180,412
3.95%, 10/15/2025	105,000	103,201
3.15%, 3/1/2026	88,000	84,202
4.15%, 10/15/2028	101,000	97,998
3.40%, 4/1/2030	40,000	36,549
3.90%, 3/1/2038	150,000	131,042
3.75%, 4/1/2040	50,000	41,780
4.00%, 11/1/2049	246,000	200,737
Discovery Communications LLC
3.95%, 3/20/2028	254,000	228,109
5.00%, 9/20/2037	30,000	24,718
4.65%, 5/15/2050	91,000	65,696
4.00%, 9/15/2055	90,000	57,693
Time Warner Cable LLC
6.55%, 5/1/2037	140,000	134,184
4.50%, 9/15/2042	100,000	75,067
		2,073,709
Multiline Retail — 0.7%
Target Corp. 3.38%, 4/15/2029	342,000	317,358
Multi-Utilities — 2.8%
Ameren Corp.
2.50%, 9/15/2024	141,000	134,342
3.50%, 1/15/2031	310,000	276,014
Berkshire Hathaway Energy Co.
4.45%, 1/15/2049	31,000	27,204
2.85%, 5/15/2051	50,000	32,990
CenterPoint Energy, Inc. 2.65%, 6/1/2031	345,000	284,756
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	61,952
3.60%, 6/15/2061	50,000	36,728
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	16,556
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	121,000	97,020

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
2.95%, 8/15/2051	186,000	129,385
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	152,000	116,520
		1,213,467
Oil, Gas & Consumable Fuels — 7.4%
BP Capital Markets America, Inc.
3.80%, 9/21/2025	72,000	70,826
4.23%, 11/6/2028	144,000	140,402
3.00%, 2/24/2050	146,000	100,608
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	187,000	176,847
Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	27,022
Chevron Corp. 2.95%, 5/16/2026	88,000	83,889
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	192,000	189,086
ConocoPhillips 5.90%, 10/15/2032	50,000	54,357
Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	62,307
Energy Transfer LP
4.95%, 5/15/2028	80,000	77,053
4.95%, 6/15/2028	32,000	30,955
5.40%, 10/1/2047	96,000	82,788
5.00%, 5/15/2050	144,000	118,677
Enterprise Products Operating LLC 2.80%, 1/31/2030	80,000	69,163
EQT Corp. 7.00%, 2/1/2030 (c)	114,000	119,935
Exxon Mobil Corp.
2.99%, 3/19/2025	175,000	169,486
2.61%, 10/15/2030	205,000	181,088
3.00%, 8/16/2039	126,000	98,711
3.45%, 4/15/2051	30,000	23,241
Kinder Morgan, Inc.
4.30%, 6/1/2025	110,000	108,374
4.80%, 2/1/2033	360,000	338,407
Marathon Oil Corp. 4.40%, 7/15/2027	90,000	86,988
Marathon Petroleum Corp. 4.75%, 9/15/2044	17,000	14,482
MPLX LP 4.95%, 3/14/2052	206,000	171,378
ONEOK, Inc. 5.20%, 7/15/2048	97,000	82,335
Phillips 66 4.88%, 11/15/2044	30,000	27,953
Pioneer Natural Resources Co. 1.90%, 8/15/2030	66,000	52,738
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	140,000	140,349
TotalEnergies Capital International SA (France) 2.83%, 1/10/2030	300,000	267,518
		3,166,963
Paper & Forest Products — 0.2%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	95,000	78,969
Pharmaceuticals — 2.3%
Astrazeneca Finance LLC (United Kingdom) 0.70%, 5/28/2024	220,000	207,120
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	60,000	58,129
4.38%, 11/16/2045	68,000	62,565
3.00%, 5/28/2051	60,000	42,856

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22,000	20,595
4.13%, 6/15/2039	70,000	63,556
4.35%, 11/15/2047	32,000	28,900
4.25%, 10/26/2049	88,000	78,209
2.55%, 11/13/2050	80,000	52,567
Royalty Pharma plc 3.30%, 9/2/2040	63,000	45,372
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	332,000	312,817
		972,686
Road & Rail — 1.7%
Canadian Pacific Railway Co. (Canada)
1.35%, 12/2/2024	92,000	85,671
1.75%, 12/2/2026	321,000	286,866
2.45%, 12/2/2031	82,000	68,337
CSX Corp. 2.60%, 11/1/2026	80,000	74,616
Kansas City Southern 4.30%, 5/15/2043	30,000	25,248
Norfolk Southern Corp.
4.15%, 2/28/2048	106,000	88,730
3.16%, 5/15/2055	50,000	34,000
Union Pacific Corp.
2.89%, 4/6/2036	55,000	44,375
3.25%, 2/5/2050	34,000	25,357
		733,200
Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc. 3.50%, 12/5/2026	108,000	103,608
Broadcom, Inc. 3.50%, 2/15/2041 (b)	81,000	58,590
Intel Corp.
3.25%, 11/15/2049	73,000	51,220
3.20%, 8/12/2061	53,000	34,547
KLA Corp. 4.10%, 3/15/2029	387,000	376,822
Marvell Technology, Inc. 2.95%, 4/15/2031	80,000	65,369
NVIDIA Corp.
2.00%, 6/15/2031	123,000	100,000
3.50%, 4/1/2050	136,000	105,411
NXP BV (China)
4.30%, 6/18/2029	40,000	36,838
3.25%, 5/11/2041	190,000	134,354
QUALCOMM, Inc.
3.25%, 5/20/2027	233,000	222,557
1.30%, 5/20/2028	192,000	163,137
3.25%, 5/20/2050	20,000	14,878
		1,467,331
Software — 1.7%
Microsoft Corp. 4.10%, 2/6/2037	88,000	85,199
Oracle Corp.
2.50%, 4/1/2025	50,000	47,293

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
3.60%, 4/1/2050	206,000	143,311
3.95%, 3/25/2051	83,000	60,737
4.10%, 3/25/2061	248,000	176,404
Roper Technologies, Inc. 1.75%, 2/15/2031	136,000	105,531
VMware, Inc. 2.20%, 8/15/2031	148,000	112,959
		731,434
Specialty Retail — 2.4%
AutoZone, Inc. 1.65%, 1/15/2031	174,000	134,990
Home Depot, Inc. (The)
2.50%, 4/15/2027	237,000	219,807
1.50%, 9/15/2028	133,000	114,008
2.70%, 4/15/2030	247,000	218,582
3.30%, 4/15/2040	56,000	45,342
4.20%, 4/1/2043	30,000	26,865
3.13%, 12/15/2049	63,000	46,117
Lowe's Cos., Inc.
3.10%, 5/3/2027	40,000	37,563
2.80%, 9/15/2041	122,000	86,165
3.70%, 4/15/2046	107,000	81,986
4.05%, 5/3/2047	40,000	32,231
		1,043,656
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.
1.80%, 9/11/2024	194,000	185,420
2.75%, 1/13/2025	50,000	48,360
2.90%, 9/12/2027	189,000	178,674
2.38%, 2/8/2041	69,000	50,517
3.85%, 5/4/2043	20,000	17,851
3.45%, 2/9/2045	56,000	46,274
4.65%, 2/23/2046	153,000	149,414
2.65%, 5/11/2050	83,000	57,380
2.65%, 2/8/2051	80,000	54,711
Dell International LLC
6.02%, 6/15/2026	152,000	155,231
5.30%, 10/1/2029	40,000	39,567
		983,399
Thrifts & Mortgage Finance — 0.6%
BPCE SA (France) 4.00%, 4/15/2024	250,000	245,727
Tobacco — 1.0%
Altria Group, Inc. 4.00%, 2/4/2061	55,000	36,570
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	119,000	114,769
4.39%, 8/15/2037	274,000	215,830
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	76,000	74,632
		441,801

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Water Utilities — 0.3%
American Water Capital Corp.
3.75%, 9/1/2047	50,000	39,423
3.45%, 5/1/2050	100,000	74,387
		113,810
Wireless Telecommunication Services — 1.7%
T-Mobile USA, Inc.
3.50%, 4/15/2025	195,000	188,800
3.75%, 4/15/2027	245,000	232,078
3.88%, 4/15/2030	218,000	200,219
4.50%, 4/15/2050	141,000	119,100
		740,197
Total Corporate Bonds (Cost $47,968,541)		42,072,010
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (d) (e) (Cost $399,363)	399,363	399,363
Total Investments — 99.4% (Cost $48,367,904)		42,471,373
Other Assets Less Liabilities — 0.6%		244,932
NET ASSETS — 100.0%		42,716,305

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	1	03/22/2023	USD	120,203	1,209
U.S. Treasury Long Bond	1	03/22/2023	USD	127,656	1,256
U.S. Treasury 2 Year Note	2	03/31/2023	USD	411,109	1,371
U.S. Treasury 5 Year Note	13	03/31/2023	USD	1,414,359	11,349
					15,185
Short Contracts
U.S. Treasury 10 Year Note	(10)	03/22/2023	USD	(1,137,969)	(8,771)
U.S. Treasury Ultra Bond	(1)	03/22/2023	USD	(137,219)	(3,190)
					(11,961)
					3,224

Abbreviations
USD	United States Dollar

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$42,072,010	$—	$42,072,010
Short-Term Investments
Investment Companies	399,363	—	—	399,363
Total Investments in Securities	$399,363	$42,072,010	$—	$42,471,373

JPMorgan Corporate Bond Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$15,185	$—	$—	$15,185
Depreciation in Other Financial Instruments
Futures Contracts	(11,961)	—	—	(11,961)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,224	$—	$—	$3,224
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	$159,865	$3,054,604	$2,815,106	$—	$—	$399,363	399,363	$2,447	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.